Financial Instruments and Derivatives - Offsetting (Details) - Derivatives - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Offsetting Financial Assets
Gross amount	$ 595.6	$ 283.5
Amount offset	0.0	(0.8)
Net amount	595.6	282.7
Offsetting Financial Liabilities
Gross amount	0.0	(124.7)
Amount offset	0.0	0.8
Net amount	0.0	(123.9)
Gross amount assets (liabilities)	595.6	158.8
Net amount assets (liabilities)	$ 595.6	$ 158.8